Post-employment Benefits - Summary of Post-employment Benefits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Health Plan
Post-employment benefits	R$ 669,475	R$ 728,734
Futura II [member] | Defined contribution [member]
Health Plan
Post-employment benefits	190	186
Futura [member] | Defined benefit [member]
Health Plan
Post-employment benefits	198,761	163,972
Health plan [member] | Health Plan
Health Plan
Post-employment benefits	R$ 470,524	R$ 564,576